iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.9%
Axon Enterprise, Inc.
(a)
..................... 2,624 $ 1,697,623
General Electric Co ....................... 39,635 7,219,912
8,917,535
a
Air Freight & Logistics  — 0.5%
CH Robinson Worldwide, Inc. ................ 4,302 454,205
Expeditors International of Washington, Inc. ....... 5,140 625,229
United Parcel Service, Inc., Class B ............ 26,776 3,634,039
4,713,473
a
Automobile Components  — 0.1%
Aptiv PLC
(a)(b)
............................ 9,890 549,192
a
Automobiles  — 3.6%
Rivian Automotive, Inc., Class A
(a)(b)
............. 27,060 330,944
Tesla, Inc.
(a)
............................. 105,099 36,275,971
36,606,915
a
Banks  — 1.2%
Citizens Financial Group, Inc. ................ 16,387 788,870
Huntington Bancshares, Inc. ................. 52,814 951,180
KeyCorp ............................... 34,452 671,125
PNC Financial Services Group, Inc. (The) ........ 14,481 3,109,360
Regions Financial Corp. .................... 33,331 908,603
Truist Financial Corp. ...................... 48,951 2,333,984
U.S. Bancorp ........................... 57,016 3,038,383
11,801,505
a
Beverages  — 1.9%
Coca-Cola Co. (The) ...................... 149,665 9,590,533
Keurig Dr Pepper, Inc. ..................... 42,134 1,375,675
PepsiCo, Inc. ........................... 50,151 8,197,181
19,163,389
a
Biotechnology  — 1.1%
Amgen, Inc. ............................ 19,641 5,555,850
Biogen, Inc.
(a)
........................... 5,319 854,391
Gilead Sciences, Inc. ...................... 45,510 4,213,316
Neurocrine Biosciences, Inc.
(a)
................ 3,695 468,341
11,091,898
a
Broadline Retail  — 0.4%
eBay, Inc. .............................. 17,874 1,131,245
MercadoLibre, Inc.
(a)
....................... 1,668 3,311,264
4,442,509
a
Building Products  — 1.0%
Allegion PLC ............................ 3,169 446,322
Carrier Global Corp. ....................... 29,625 2,292,086
Fortune Brands Innovations, Inc. .............. 4,565 357,440
Johnson Controls International PLC ............ 24,418 2,047,693
Lennox International, Inc. ................... 1,165 777,206
Owens Corning .......................... 3,146 646,881
Trane Technologies PLC .................... 8,248 3,432,983
10,000,611
a
Capital Markets  — 4.1%
Ameriprise Financial, Inc. ................... 3,589 2,059,978
Bank of New York Mellon Corp. (The) ........... 26,962 2,207,379
BlackRock, Inc.
(c)
......................... 5,416 5,539,485
Cboe Global Markets, Inc. ................... 3,829 826,490
Charles Schwab Corp. (The) ................. 58,509 4,842,205
FactSet Research Systems, Inc. ............... 1,388 681,050
Franklin Resources, Inc. .................... 10,509 239,185
Intercontinental Exchange, Inc. ............... 20,987 3,378,067
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 2,754 $ 895,463
MarketAxess Holdings, Inc. .................. 1,378 356,475
Moody's Corp. ........................... 5,991 2,995,380
Morgan Stanley .......................... 44,355 5,837,561
Nasdaq, Inc. ............................ 15,788 1,310,246
Northern Trust Corp. ....................... 7,370 819,249
Raymond James Financial, Inc. ............... 7,199 1,218,647
S&P Global, Inc. ......................... 11,705 6,115,980
State Street Corp. ........................ 10,755 1,059,475
T Rowe Price Group, Inc. ................... 8,111 1,004,466
41,386,781
a
Chemicals  — 1.5%
Air Products and Chemicals, Inc. .............. 8,100 2,708,073
Ecolab, Inc. ............................ 9,393 2,336,697
International Flavors & Fragrances, Inc. .......... 9,359 855,038
Linde PLC ............................. 17,455 8,046,580
LyondellBasell Industries NV, Class A ........... 9,541 795,147
PPG Industries, Inc. ....................... 8,534 1,061,374
15,802,909
a
Commercial Services & Supplies  — 0.4%
Cintas Corp. ............................ 13,287 3,000,072
Veralto Corp. ............................ 9,039 977,929
3,978,001
a
Communications Equipment  — 0.0%
Juniper Networks, Inc. ..................... 11,762 422,491
a
Construction & Engineering  — 0.3%
EMCOR Group, Inc. ....................... 1,706 870,264
Quanta Services, Inc. ...................... 5,386 1,855,585
2,725,849
a
Construction Materials  — 0.4%
CRH PLC .............................. 24,958 2,552,455
Martin Marietta Materials, Inc. ................ 2,233 1,339,800
3,892,255
a
Consumer Finance  — 1.2%
Ally Financial, Inc. ........................ 9,926 396,841
American Express Co. ..................... 20,789 6,333,992
Capital One Financial Corp. .................. 13,953 2,679,116
Discover Financial Services .................. 9,178 1,674,343
Synchrony Financial ....................... 14,421 973,706
12,057,998
a
Consumer Staples Distribution & Retail  — 0.4%
Albertsons Companies, Inc., Class A ............ 13,750 272,938
Kroger Co. (The) ......................... 25,057 1,530,482
Target Corp. ............................ 16,898 2,235,774
Walgreens Boots Alliance, Inc. ................ 26,615 240,067
4,279,261
a
Containers & Packaging  — 0.3%
Avery Dennison Corp. ...................... 2,928 603,022
Ball Corp. .............................. 11,097 689,789
International Paper Co. ..................... 12,123 713,196
Smurfit WestRock PLC ..................... 18,980 1,044,280
3,050,287
a
Distributors  — 0.1%
Genuine Parts Co. ........................ 5,054 640,493
LKQ Corp. ............................. 9,673 380,052
Pool Corp. ............................. 1,399 527,549
1,548,094
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  — 0.7%
Verizon Communications, Inc. ................ 153,874 $ 6,822,773
a
Electric Utilities  — 0.4%
Edison International ....................... 14,116 1,238,679
Eversource Energy ....................... 13,064 842,498
Exelon Corp. ............................ 36,538 1,445,443
NRG Energy, Inc. ......................... 7,612 773,455
4,300,075
a
Electrical Equipment  — 0.7%
Eaton Corp. PLC ......................... 14,552 5,463,112
Rockwell Automation, Inc. ................... 4,154 1,226,011
6,689,123
a
Electronic Equipment, Instruments & Components  — 0.2%
Keysight Technologies, Inc.
(a)
................. 6,393 1,092,180
Trimble, Inc.
(a)
........................... 8,870 647,244
1,739,424
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 36,320 1,596,264
Halliburton Co. .......................... 32,299 1,029,046
Schlumberger N.V. ........................ 51,901 2,280,530
4,905,840
a
Entertainment  — 1.0%
Electronic Arts, Inc. ....................... 9,221 1,509,201
Take-Two Interactive Software, Inc.
(a)
............ 6,407 1,206,951
Walt Disney Co. (The) ..................... 66,294 7,787,556
10,503,708
a
Financial Services  — 4.4%
Equitable Holdings, Inc. .................... 11,645 561,638
Fidelity National Information Services, Inc. ........ 19,943 1,701,138
Fiserv, Inc.
(a)
............................ 21,045 4,650,103
Mastercard, Inc., Class A .................... 30,158 16,072,404
PayPal Holdings, Inc.
(a)
..................... 35,502 3,080,509
Visa, Inc., Class A ........................ 61,061 19,239,100
45,304,892
a
Food Products  — 0.5%
Bunge Global SA ......................... 5,209 467,456
Conagra Brands, Inc. ...................... 17,342 477,772
General Mills, Inc. ........................ 20,336 1,347,463
Hormel Foods Corp. ....................... 10,935 354,622
J M Smucker Co. (The) ..................... 3,856 454,198
Kellanova .............................. 10,026 815,014
Lamb Weston Holdings, Inc. ................. 5,249 405,433
McCormick & Co., Inc., NVS ................. 9,266 726,547
The Campbell's Company ................... 7,027 324,647
5,373,152
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 5,674 858,590
a
Ground Transportation  — 1.0%
CSX Corp. ............................. 70,869 2,590,262
JB Hunt Transport Services, Inc. .............. 2,992 565,817
Knight-Swift Transportation Holdings, Inc., Class A .. 5,995 355,863
Old Dominion Freight Line, Inc. ............... 7,050 1,587,237
Union Pacific Corp. ....................... 22,245 5,442,462
10,541,641
a
Health Care Equipment & Supplies  — 1.0%
Align Technology, Inc.
(a)
..................... 2,586 601,943
Cooper Companies, Inc. (The)
(a)
............... 7,218 753,992
Dexcom, Inc.
(a)
.......................... 14,529 1,133,117
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 22,020 $ 1,571,127
GE HealthCare Technologies, Inc. ............. 16,693 1,389,191
Hologic, Inc.
(a)
........................... 8,508 676,386
IDEXX Laboratories, Inc.
(a)
................... 3,010 1,269,467
Insulet Corp.
(a)
........................... 2,547 679,489
Solventum Corp.
(a)
........................ 5,324 380,719
STERIS PLC ............................ 3,579 784,016
Teleflex, Inc.
(b)
........................... 1,706 329,002
Zimmer Biomet Holdings, Inc. ................ 7,536 844,786
10,413,235
a
Health Care Providers & Services  — 1.5%
Cencora, Inc. ........................... 6,482 1,630,547
Cigna Group (The) ........................ 10,219 3,451,978
DaVita, Inc.
(a)
............................ 1,687 280,329
Elevance Health, Inc. ...................... 8,481 3,451,428
HCA Healthcare, Inc. ...................... 7,075 2,315,081
Henry Schein, Inc.
(a)(b)
...................... 4,672 359,978
Humana, Inc. ........................... 4,403 1,304,961
Labcorp Holdings, Inc. ..................... 3,098 747,114
Molina Healthcare, Inc.
(a)
.................... 2,129 634,229
Quest Diagnostics, Inc. ..................... 4,088 664,954
14,840,599
a
Health Care REITs  — 0.4%
Healthpeak Properties, Inc. .................. 25,742 566,066
Welltower, Inc. ........................... 22,609 3,124,112
3,690,178
a
Hotels, Restaurants & Leisure  — 2.3%
Booking Holdings, Inc. ..................... 1,226 6,377,627
Darden Restaurants, Inc. ................... 4,328 762,897
Domino's Pizza, Inc. ....................... 1,255 597,618
DoorDash, Inc., Class A
(a)
................... 11,248 2,030,039
Hilton Worldwide Holdings, Inc. ............... 9,008 2,282,988
McDonald's Corp. ........................ 26,222 7,761,974
Royal Caribbean Cruises Ltd. ................ 8,925 2,178,236
Yum! Brands, Inc. ........................ 10,284 1,428,859
23,420,238
a
Household Durables  — 0.4%
DR Horton, Inc. .......................... 10,725 1,810,166
NVR, Inc.
(a)
............................. 112 1,034,385
PulteGroup, Inc. ......................... 7,586 1,026,158
3,870,709
a
Household Products  — 2.1%
Church & Dwight Co., Inc. ................... 8,936 984,122
Clorox Co. (The) ......................... 4,496 751,596
Colgate-Palmolive Co. ..................... 28,366 2,741,006
Kimberly-Clark Corp. ...................... 12,311 1,715,538
Procter & Gamble Co. (The) ................. 85,891 15,396,821
21,589,083
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 20,115 2,685,956
a
Industrial REITs  — 0.4%
Prologis, Inc. ............................ 33,846 3,952,536
a
Insurance  — 2.3%
Aflac, Inc. .............................. 19,447 2,216,958
Allstate Corp. (The) ....................... 9,639 1,999,032
Arch Capital Group Ltd. .................... 13,712 1,381,073
Assurant, Inc. ........................... 1,884 427,856
Hartford Financial Services Group, Inc. (The) ...... 10,700 1,319,417

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 17,990 $ 4,195,808
Principal Financial Group, Inc. ................ 8,525 742,442
Progressive Corp. (The) .................... 21,409 5,756,452
Prudential Financial, Inc. .................... 13,105 1,695,918
Travelers Companies, Inc. (The) ............... 8,313 2,211,591
Willis Towers Watson PLC ................... 3,729 1,200,738
23,147,285
a
Interactive Media & Services  — 6.6%
Alphabet, Inc., Class A ..................... 214,178 36,185,373
Alphabet, Inc., Class C, NVS ................. 183,738 31,325,492
67,510,865
IT Services  — 1.8%
Accenture PLC, Class A .................... 22,825 8,271,095
Akamai Technologies, Inc.
(a)
.................. 5,602 526,700
Gartner, Inc.
(a)
........................... 2,820 1,460,563
International Business Machines Corp. .......... 33,672 7,657,349
Twilio, Inc., Class A
(a)
...................... 5,577 583,020
18,498,727
a
Life Sciences Tools & Services  — 1.2%
Agilent Technologies, Inc. ................... 10,503 1,449,099
Avantor, Inc.
(a)(b)
.......................... 24,644 519,003
Bio-Techne Corp. ......................... 5,701 429,627
Danaher Corp. .......................... 23,760 5,695,034
IQVIA Holdings, Inc.
(a)
...................... 6,652 1,335,988
Mettler-Toledo International, Inc.
(a)
............. 785 982,192
Waters Corp.
(a)(b)
......................... 2,186 840,998
West Pharmaceutical Services, Inc. ............ 2,654 864,355
12,116,296
a
Machinery  — 2.3%
Caterpillar, Inc. .......................... 17,725 7,198,300
CNH Industrial N.V. ....................... 31,622 397,172
Cummins, Inc. ........................... 5,001 1,875,575
Deere & Co. ............................ 9,501 4,426,516
Dover Corp. ............................ 5,047 1,039,177
Fortive Corp. ............................ 12,892 1,022,722
Graco, Inc. ............................. 6,121 557,501
IDEX Corp. ............................. 2,753 634,924
Illinois Tool Works, Inc. ..................... 10,859 3,013,590
Ingersoll Rand, Inc.
(b)
...................... 14,752 1,536,716
Pentair PLC ............................ 6,107 665,602
Toro Co. (The) ........................... 3,785 329,598
Xylem, Inc. ............................. 8,867 1,123,892
23,821,285
a
Media  — 0.9%
Charter Communications, Inc., Class A
(a)(b)
........ 3,402 1,350,475
Comcast Corp., Class A .................... 141,210 6,098,860
Fox Corp., Class A, NVS .................... 8,136 383,368
Fox Corp., Class B ........................ 5,126 229,286
Interpublic Group of Companies, Inc. (The) ....... 13,741 423,360
Omnicom Group, Inc. ...................... 7,114 745,690
9,231,039
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 41,807 1,753,385
Nucor Corp. ............................ 8,730 1,350,444
Steel Dynamics, Inc. ....................... 5,358 778,357
3,882,186
a
Mortgage REITs  — 0.0%
Annaly Capital Management, Inc. .............. 19,674 392,103
a
Security Shares Value
a
Multi-Utilities  — 0.5%
CMS Energy Corp. ........................ 10,965 $ 764,370
Consolidated Edison, Inc. ................... 12,637 1,271,156
NiSource, Inc. ........................... 16,370 623,533
Sempra ............................... 23,144 2,167,899
4,826,958
a
Office REITs  — 0.0%
BXP, Inc. .............................. 5,400 442,746
a
Oil, Gas & Consumable Fuels  — 1.4%
Cheniere Energy, Inc. ...................... 8,304 1,860,179
HF Sinclair Corp. ......................... 6,009 245,948
Marathon Petroleum Corp. .................. 12,234 1,910,339
ONEOK, Inc. ............................ 21,350 2,425,360
Phillips 66 .............................. 15,300 2,049,894
Targa Resources Corp. ..................... 7,608 1,554,314
Valero Energy Corp. ....................... 11,711 1,628,766
Williams Companies, Inc. (The) ............... 44,524 2,605,545
14,280,345
a
Passenger Airlines  — 0.0%
Delta Air Lines, Inc. ....................... 5,846 373,092
a
Pharmaceuticals  — 5.3%
Bristol-Myers Squibb Co. .................... 74,043 4,384,826
Catalent, Inc.
(a)
.......................... 6,575 401,798
Eli Lilly & Co. ........................... 29,530 23,486,686
Johnson & Johnson ....................... 87,994 13,639,950
Merck & Co., Inc. ......................... 92,657 9,417,658
Zoetis, Inc., Class A ....................... 16,560 2,902,140
54,233,058
a
Professional Services  — 0.8%
Automatic Data Processing, Inc. ............... 14,918 4,578,782
Broadridge Financial Solutions, Inc. ............ 4,306 1,016,302
Dayforce, Inc.
(a)(b)
......................... 5,774 461,862
Paychex, Inc. ........................... 11,840 1,731,837
TransUnion ............................. 7,045 715,067
8,503,850
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 11,200 1,567,888
a
Semiconductors & Semiconductor Equipment  — 15.5%
Advanced Micro Devices, Inc.
(a)
............... 59,162 8,115,547
Applied Materials, Inc. ..................... 30,132 5,264,362
Enphase Energy, Inc.
(a)(b)
.................... 5,008 357,321
First Solar, Inc.
(a)
......................... 3,704 738,096
Intel Corp. ............................. 156,305 3,759,135
Lam Research Corp. ...................... 47,378 3,500,287
Marvell Technology, Inc. .................... 31,609 2,929,838
NVIDIA Corp. ........................... 896,668 123,964,351
NXP Semiconductors NV ................... 9,338 2,141,857
Texas Instruments, Inc. ..................... 33,375 6,709,376
157,480,170
a
Software  — 16.6%
Adobe, Inc.
(a)
............................ 16,091 8,301,830
ANSYS, Inc.
(a)
........................... 3,194 1,121,413
Aspen Technology, Inc.
(a)
.................... 1,047 261,750
Atlassian Corp., Class A
(a)
................... 5,831 1,536,935
Autodesk, Inc.
(a)
.......................... 7,879 2,299,880
Cadence Design Systems, Inc.
(a)
.............. 10,010 3,071,168
DocuSign, Inc.
(a)
......................... 7,454 594,009
Fair Isaac Corp.
(a)
......................... 896 2,128,027
Gen Digital, Inc. .......................... 20,443 630,666

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a)
.......................... 1,776 $ 1,280,585
Intuit, Inc. .............................. 10,245 6,574,524
Manhattan Associates, Inc.
(a)
................. 2,227 635,675
Microsoft Corp. .......................... 258,122 109,304,342
Palo Alto Networks, Inc.
(a)(b)
.................. 11,902 4,615,834
PTC, Inc.
(a)
............................. 4,394 879,064
Salesforce, Inc. .......................... 34,946 11,531,830
ServiceNow, Inc.
(a)
........................ 7,531 7,903,333
Synopsys, Inc.
(a)
......................... 5,605 3,130,336
Workday, Inc., Class A
(a)
.................... 7,786 1,946,422
Zscaler, Inc.
(a)
........................... 3,322 686,292
168,433,915
a
Specialized REITs  — 1.4%
American Tower Corp. ..................... 17,074 3,568,466
Crown Castle, Inc. ........................ 15,876 1,686,825
Digital Realty Trust, Inc. .................... 11,968 2,342,018
Equinix, Inc. ............................ 3,471 3,406,717
Iron Mountain, Inc. ........................ 10,710 1,324,506
SBA Communications Corp., Class A ............ 3,913 885,316
Weyerhaeuser Co. ........................ 26,484 854,374
14,068,222
a
Specialty Retail  — 3.5%
AutoZone, Inc.
(a)
......................... 625 1,980,963
Best Buy Co., Inc. ........................ 7,491 674,190
Burlington Stores, Inc.
(a)
.................... 2,347 661,572
CarMax, Inc.
(a)(b)
.......................... 5,709 479,385
Dick's Sporting Goods, Inc. .................. 2,114 438,105
Home Depot, Inc. (The) .................... 36,309 15,581,281
Lowe's Companies, Inc. .................... 20,770 5,658,371
O'Reilly Automotive, Inc.
(a)
................... 2,120 2,635,628
TJX Companies, Inc. (The) .................. 41,193 5,177,548
Tractor Supply Co. ........................ 3,919 1,111,703
Ulta Beauty, Inc.
(a)
........................ 1,722 665,794
Williams-Sonoma, Inc. ..................... 4,618 794,388
35,858,928
a
Technology Hardware, Storage & Peripherals  — 0.5%
Hewlett Packard Enterprise Co. ............... 47,655 1,011,239
HP, Inc. ............................... 35,228 1,248,128
NetApp, Inc. ............................ 7,493 918,941
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 7,694 $ 779,633
Western Digital Corp.
(a)
..................... 12,636 922,302
4,880,243
a
Textiles, Apparel & Luxury Goods  — 0.6%
Deckers Outdoor Corp.
(a)
.................... 5,602 1,097,768
Lululemon Athletica, Inc.
(a)(b)
.................. 4,086 1,310,217
NIKE, Inc., Class B ....................... 43,521 3,428,149
5,836,134
a
Trading Companies & Distributors  — 0.5%
Ferguson Enterprises, Inc. ................... 7,349 1,586,870
United Rentals, Inc. ....................... 2,419 2,094,854
WW Grainger, Inc. ........................ 1,607 1,936,981
5,618,705
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 7,145 978,436
Essential Utilities, Inc. ...................... 9,436 377,723
1,356,159
a
Total Long-Term Investments — 99.7%
(Cost: $774,920,061) ................................ 1,014,292,904
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 6,100,272 6,103,322
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 1,740,525 1,740,525
a
Total Short-Term Securities — 0.8%
(Cost: $7,843,851) .................................. 7,843,847
Total Investments — 100.5%
(Cost: $782,763,912) ................................ 1,022,136,751
Liabilities in Excess of Other Assets — (0.5)% ............... (4,875,730)
Net Assets — 100.0% ................................. $ 1,017,261,021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 6,733,446 $ — $ (630,151)
(a)
$ 789 $ (762) $ 6,103,322 6,100,272 $ 2,667
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,605,907 — (865,382)
(a)
— — 1,740,525 1,740,525 32,959 —

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. ... $ 5,586,713 $ 132,409 $ (928,645) $ 206,390 $ 542,618 $ 5,539,485 5,416 $ 31,595 $ —
$ 207,179 $ 541,856
$ 13,383,332
$ 67,221 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 12/20/24 $ 2,723 $ 86,725
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,014,292,904 $ — $ — $ 1,014,292,904
Short-Term Securities
Money Market Funds ...................................... 7,843,847 — — 7,843,847
$ 1,022,136,751 $ — $ — $ 1,022,136,751
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 86,725 $ — $ — $ 86,725
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG MSCI USA Leaders ETF

Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust